Acquisitions (Details Textual)	12 Months Ended					1 Months Ended					12 Months Ended													12 Months Ended							12 Months Ended					12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jul. 31, 2011 Yuanbo Education [Member] CNY	Jun. 30, 2010 Little New Star [Member] CNY	Jul. 02, 2010 Little New Star [Member]	Jun. 02, 2010 Little New Star [Member] CNY	Jul. 02, 2009 Little New Star [Member] USD ($)	Jul. 02, 2009 Little New Star [Member] CNY	Jun. 30, 2010 Little New Star [Member] Restricted Stock [Member] USD ($)	Jun. 30, 2010 Little New Star [Member] Restricted Stock [Member] CNY	Jun. 30, 2010 Little New Star [Member] Minimum [Member]	Jun. 30, 2010 Little New Star [Member] Maximum [Member]	Jun. 30, 2010 Shenzhen Wentai Education Industry Development Co., Ltd [Member] USD ($)	Jun. 30, 2010 Shenzhen Wentai Education Industry Development Co., Ltd [Member] CNY	Mar. 17, 2010 Shenzhen Wentai Education Industry Development Co., Ltd [Member]	Jun. 30, 2011 Shenzhen Wentai Education Industry Development Co., Ltd [Member] CNY	Dec. 31, 2010 Shenzhen Wentai Education Industry Development Co., Ltd [Member] CNY	Sep. 01, 2010 Shenzhen Wentai Education Industry Development Co., Ltd [Member] CNY	Jul. 29, 2010 Shenzhen Wentai Education Industry Development Co., Ltd [Member] CNY	Jul. 12, 2010 Shenzhen Wentai Education Industry Development Co., Ltd [Member] CNY	Mar. 12, 2010 Shenzhen Wentai Education Industry Development Co., Ltd [Member] CNY	Jun. 30, 2010 Shenzhen Wentai Education Industry Development Co., Ltd [Member] Minimum [Member]	Jun. 30, 2010 Shenzhen Wentai Education Industry Development Co., Ltd [Member] Maximum [Member]	Jun. 30, 2010 Relatedparty Shareholder Loanagreement With Acquiring Entity [Member]	Jun. 30, 2010 Share Holder [Member]	Mar. 12, 2010 Share Holder [Member]	Feb. 25, 2011 Original Shareholders In Changsha, Four Kindergardens [Member] CNY	Jan. 27, 2011 Original Shareholders In Changsha, Four Kindergardens [Member] CNY	Jun. 30, 2012 Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member] CNY	Jun. 30, 2012 Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member] USD ($)	Jul. 31, 2011 Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member] CNY	Jun. 30, 2011 Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member] CNY	Mar. 12, 2010 Xu Dong [Member] CNY	Jun. 30, 2011 Wentai Education [Member]	Mar. 12, 2010 Wentai Education [Member] CNY
Total identifiable net assets									$ 7,815,380	53,000,000								90,000,000			25,000,000								25,800,000	25,800,000	79,284,000
Business Acquisition, Cost of Acquired Entity, Equity Interests Issued and Issuable								37,385,000
Business Combination, Acquisition Related Costs											340,485	2,309,000			135,663	920,000
Finite Lived Intangible Assets Amortization Period													10 years	15 years
Net revenue	25,660,683	163,022,321	93,474,859	39,897,671
Net income (loss) attributable to the Noah Education Holdings Ltd. shareholders	(8,430,329)	(53,557,885)	(411,337,044)	5,659,825		8,730,000
Business Combination, Step Acquisition, Equity Interest in Acquiree, Fair Value																							36,000,000
Business Combination Step Acquisition Equity Interest In Acquiree Fair Value Periodic Payment																			10,000,000	1,000,000		25,000,000
Obligation To Pay Capital Injection																							90,000,000
Capital Reserve																							60,000,000
Equity Interests Holding Percentage Period Increase Decrease																	40.00%							40.00%	70.00%
Long-term loan, Gross																							9,000,000												21,000,000		30,000,000
Equity Interests Percentage Ownership Percentage Expected To Acquire																												67.00%
Debt Instrument Repayment Period In Years																										20 years	20 years
Amount Of Initial Deposits Paid Before Acquisition																4,200,000
Fair Value Inputs, Discount Rate	15.00%	15.00%	11.00%																																	14.10%
Fair Value Inputs Long Term Sustainable Growth Rates			3.00%																																	3.00%
Other receivables			0																										8,485,000	8,485,000	1,210,000			0
Equity Method Investment Remaining Owner Ship Percentage																																	20.00%
Derivative, Fair Value, Net					7,913,000
Business Acquisition Cost Of Acquired Entity Remaining Cash Paid																															15,000,000
Other Receivables		6,003,000
Cash consideration	1,144,709	7,272,337	0																												7,272,337	1,144,709		7,331,002
Earnings Before Interest, Taxes, Depreciation and Amortization Year One																															6,900,000
Description On Earnings Before Interest Taxes Depreciation and Amortization Year One Target																															2012 EBITDA: Target amount RMB6.9 million · If actual EBITDA is less than 1.25 times target amount, payment will be adjusted to zero;· If actual EBITDA is greater than 1.25 times target amount but less than 1.50 times target amount, payment will be adjusted to RMB7,170,000* [(EBITDA/7,170,000-1)-25%]/25%;· If actual EBITDA is greater than 1.50 times target amount, the payment will be adjusted to RMB7,170,000+[(EBITDA/7,170,000-1)-50%]*25%*2012 net profit.
Earnings Before Interest Taxes Depreciation and Amortization Year Two																															11,300,000
Description On Earnings Before Interest Taxes Depreciation and Amortization Year Two Target																															2013 EBITDA: Target amount RMB11.3 million · If actual EBITDA is less than 1.25 times target amount, payment will be adjusted to zero;· If actual EBITDA is greater than 1.25 times target amount but less than 1.50 times target amount, payment will be adjusted to RMB7,830,000* [(EBITDA/11,250,000-1)-25%]/25%;· If actual EBITDA is greater than 1.50 times target amount, the payment will be adjusted to RMB7,830,000*[(EBITDA/11,250,000-1)-50%]*25%*2013 net profit.
Noncontrolling Interest, Ownership Percentage by Parent								100.00%
Cash consideration - deposit			79,866,000	1,000,000				53,000,000																							4,000,000		79,866,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares						2,647,743
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Amortization						0.00%
Revenues - Total	25,660,683	163,022,321	305,007,713	680,287,877		39,898,000
Equity Method Investment, Aggregate Cost																																		94,866,000
Equity Method Investment, Ownership Percentage							100.00%																						100.00%	100.00%				80.00%